Statement of Changes in Net Assets Available for Benefits - EBP 38-3360868 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Net appreciation in fair value of investments	$ 10,882,784
Interest and dividends	5,265,507
Total Investment Income	16,148,291
Contributions:
Employer	2,769,882
Employee	5,075,828
Rollover	871,434
Total Contributions	8,717,144
Interest from notes receivable	70,515
Total Additions	24,935,950
Deductions
Benefits paid to participants	9,463,437
Administrative expenses	312,083
Total Deductions	9,775,520
Net Increase	15,160,430
Net Assets Available for Benefits, beginning of year	109,845,929
Net Assets Available for Benefits, end of year	$ 125,006,359